RELATED PARTY TRANSACTIONS - Parent - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Loans and advances to banks	£ 1,154	£ 1,101
Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Dividend income	175	1,446	£ 1,685
Loans and advances to banks	1,444	1,845
Santander UK Group Undertakings | Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Loans and advances to banks	£ 1,373	£ 1,793